Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net
Intangible Assets, Net

5. Intangible Assets, Net

	As of December 31,		Weighted Average Remaining Amortization Period in Years
	2014	2015
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	8.75
License agreements with SINA	80,660,000	80,660,000	8.75
Exclusive rights with Baidu	45,151,494	54,096,827	—
Customer relationship	10,795,384	10,538,309	3.63
Database license	8,300,000	8,300,000	2.25
Non-compete agreements	1,657,256	1,575,336	—
Computer software licenses	898,421	1,023,321	2.64

	254,252,555	262,983,793	8.46
Less: Accumulated amortization
Advertising agency agreement	51,286,536	57,341,459
License agreements with SINA	39,377,764	43,881,281
Exclusive rights with Baidu	43,034,803	54,096,827
Customer relationship	7,530,732	8,424,820
Database license	5,126,472	6,102,942
Non-compete agreements	1,645,402	1,575,336
Computer software licenses	832,038	824,300

Intangible assets subject to amortization, net	105,418,808	90,736,828

Total intangible assets, net	105,418,808	90,736,828

The advertising agency agreement and license agreements with SINA were recognized in connection with the Group’s acquisition of COHT in 2009, which allows the Group to operate SINA’s existing real estate and home furnishing related channels and have the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA’s other websites through 2019. If the Group sells advertising on SINA’s websites other than above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement. In March 2014, the advertising agency agreement and license agreements originally signed between Leju and SINA in 2009 were extended an additional five years to March 2024 for no additional consideration. All other terms of the agreements remain the same.

In 2011, the Group purchased exclusive rights from Baidu, Inc (“Baidu”) which allow it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100 through August 2014. In October 2013, the Group extended these rights with Baidu to March 2015, without paying additional consideration. The payment schedule of the remaining liability for exclusive rights was also deferred through the extension period. The fair value of $43,847,992 was recognized in 2011 and calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method over the term of the exclusive rights and amounted to $935,177, $52,922 and nil for the years ended December 31, 2013, 2014 and 2015, respectively. In April 2015, the Group extended these rights with Baidu from April to December 2015, with additional payment of $12,023,475 (RMB75,000,000). The Group paid $15,347,915, $9,004,710 and $12,023,475 in connection with the exclusive rights in 2013, 2014 and 2015, respectively.

Amortization expenses were $35,321,801, $23,088,327 and $26,653,571 for the years ended December 31, 2013, 2014 and 2015, respectively. The Group expects to record amortization expenses of $12,416,185, $12,202,249, $11,304,846, $10,801,496 and $10,576,991 for the years ending December 31, 2016, 2017, 2018, 2019 and 2020, respectively.